Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current tax expense [Abstract]
Federal	$ 4,056	$ 4,405
State	1,094	1,180
Total	5,150	5,585
Deferred tax benefit	(126)	(1,343)
Income tax expense	5,024	4,242
Deferred tax assets [Abstract]
Allowance for loan losses	7,204	7,735
Minimum pension liability	2,222	2,262
Stock compensation	29	30
Depreciation	162	221
Capitalized OREO expense	1,563	1,551
OTTI write down on securities	437	1,217
Nonaccrued interest	1,528	0
Discount accretion	27	16
Deferred tax assets	13,172	13,032
Deferred tax liabilities [Abstract]
Deferred loan costs	(755)	(735)
Investment securities available for sale	(157)	(399)
Deferred tax liabilities	(912)	(1,134)
Net deferred tax asset	12,260	11,898
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	4,502	4,309
Adjustments resulting from [Abstract]
State income taxes, net of Federal tax benefit	727	657
Tax exempt income	(30)	0
Dividend exclusion	(22)	0
BOLI	(127)	0
BOLI - Reversal of DTA	0	(647)
Other	(26)	(77)
Income tax expense	$ 5,024	$ 4,242